Financial Instruments (Details 2) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Beginning Balance	₪ 94,360
Adoption of IFRS 16	8,084
Cash flows	14,756	84,321
Effect of changes in fair value	14,083	10,039
Ending Balance	131,283	94,360
Loans from others [Member]
Beginning Balance	94,360
Adoption of IFRS 16
Cash flows	15,337	84,321
Effect of changes in fair value	14,083	10,039
Ending Balance	123,780	94,360
Lease liabilities [Member]
Beginning Balance
Adoption of IFRS 16	8,084
Cash flows	(581)
Effect of changes in fair value
Ending Balance	₪ 7,503